Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

January 31, 2020

ZMP-QTLY-0320
1.9881625.102

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	13,868	$189,437
GCI Liberty, Inc. (a)	1,248	91,329
Zayo Group Holdings, Inc. (a)	2,858	99,316
		380,082
Entertainment - 0.8%
Cinemark Holdings, Inc.	1,365	43,011
Lions Gate Entertainment Corp.:
Class A (a)	590	5,859
Class B (a)	1,503	14,023
Live Nation Entertainment, Inc. (a)	1,648	112,328
Roku, Inc. Class A (a)	1,082	130,868
Spotify Technology SA (a)	1,502	212,233
Take-Two Interactive Software, Inc. (a)	1,428	177,986
The Madison Square Garden Co. (a)	236	69,901
World Wrestling Entertainment, Inc. Class A	556	27,177
Zynga, Inc. (a)	10,897	65,600
		858,986
Interactive Media & Services - 0.7%
IAC/InterActiveCorp (a)	948	230,923
Match Group, Inc. (a)(b)	681	53,268
TripAdvisor, Inc.	1,336	36,500
Twitter, Inc. (a)	9,680	314,406
Zillow Group, Inc.:
Class A (a)	713	32,941
Class C (a)(b)	1,599	73,890
		741,928
Media - 2.2%
Altice U.S.A., Inc. Class A (a)	3,858	105,555
AMC Networks, Inc. Class A (a)	527	19,283
Cable One, Inc.	56	95,426
CBS Corp.:
Class A	175	6,647
Class B	6,800	232,084
Discovery Communications, Inc.:
Class A (a)	1,976	57,818
Class C (non-vtg.) (a)	4,319	119,939
DISH Network Corp. Class A (a)	3,313	121,786
Fox Corp.:
Class A	4,545	168,529
Class B	2,009	72,987
Interpublic Group of Companies, Inc.	4,884	110,867
John Wiley & Sons, Inc. Class A	544	23,729
Liberty Broadband Corp.:
Class A (a)	324	42,635
Class C (a)	1,334	177,329
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	2,514	117,630
Liberty Media Class A (a)	323	14,390
Liberty SiriusXM Series A (a)	1,064	51,678
Liberty SiriusXM Series C (a)	1,967	96,422
News Corp.:
Class A	4,970	67,691
Class B	1,507	21,053
Nexstar Broadcasting Group, Inc. Class A	567	68,692
Omnicom Group, Inc.	2,738	206,199
Sinclair Broadcast Group, Inc. Class A	764	22,859
Sirius XM Holdings, Inc.	17,411	123,096
The New York Times Co. Class A	2,051	65,653
		2,209,977
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	7,157	31,276
Telephone & Data Systems, Inc.	1,284	29,121
U.S. Cellular Corp. (a)	184	5,892
		66,289

TOTAL COMMUNICATION SERVICES		4,257,262

CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.6%
Aptiv PLC	3,280	278,111
BorgWarner, Inc.	2,635	90,354
Gentex Corp.	3,201	95,294
Lear Corp.	779	95,957
The Goodyear Tire & Rubber Co.	2,959	38,852
		598,568
Automobiles - 0.1%
Harley-Davidson, Inc.	1,937	64,696
Thor Industries, Inc.	677	54,512
		119,208
Distributors - 0.4%
Genuine Parts Co.	1,796	168,052
LKQ Corp. (a)	3,919	128,093
Pool Corp.	491	107,676
		403,821
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	731	119,687
Frontdoor, Inc. (a)	1,073	45,688
Graham Holdings Co.	54	29,658
Grand Canyon Education, Inc. (a)	600	46,968
H&R Block, Inc.	2,539	58,905
Service Corp. International	2,260	108,367
ServiceMaster Global Holdings, Inc. (a)	1,740	62,727
		472,000
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	3,116	137,540
Caesars Entertainment Corp. (a)	7,354	100,529
Chipotle Mexican Grill, Inc. (a)	326	282,564
Choice Hotels International, Inc.	422	42,284
Darden Restaurants, Inc.	1,568	182,562
Domino's Pizza, Inc.	520	146,510
Dunkin' Brands Group, Inc.	1,047	81,760
Extended Stay America, Inc. unit	2,324	30,026
Hilton Grand Vacations, Inc. (a)	1,096	34,973
Hilton Worldwide Holdings, Inc.	3,544	382,043
Hyatt Hotels Corp. Class A	462	39,057
International Game Technology PLC	1,235	16,660
MGM Mirage, Inc.	6,348	197,169
Norwegian Cruise Line Holdings Ltd. (a)	2,695	145,126
Planet Fitness, Inc. (a)	1,048	84,668
Royal Caribbean Cruises Ltd.	2,188	256,171
Six Flags Entertainment Corp.	1,017	38,778
Vail Resorts, Inc.	511	119,835
Wendy's Co.	2,344	50,794
Wyndham Destinations, Inc.	1,150	55,810
Wyndham Hotels & Resorts, Inc.	1,189	67,975
Wynn Resorts Ltd.	1,246	157,195
Yum China Holdings, Inc.	4,608	198,467
		2,848,496
Household Durables - 1.5%
D.R. Horton, Inc.	4,268	252,666
Garmin Ltd.	1,845	178,873
Leggett & Platt, Inc.	1,654	78,714
Lennar Corp.:
Class A	3,523	233,786
Class B	182	9,557
Mohawk Industries, Inc. (a)	751	98,892
Newell Brands, Inc.	4,817	94,076
NVR, Inc. (a)	42	160,313
PulteGroup, Inc.	3,213	143,460
Tempur Sealy International, Inc. (a)	580	53,140
Toll Brothers, Inc.	1,645	72,972
Whirlpool Corp.	789	115,328
		1,491,777
Internet & Direct Marketing Retail - 0.4%
Etsy, Inc. (a)	1,489	72,678
Expedia, Inc.	1,765	191,414
GrubHub, Inc. (a)	1,152	62,381
Liberty Interactive Corp. QVC Group Series A (a)	4,889	41,703
Wayfair LLC Class A (a)	806	75,522
		443,698
Leisure Products - 0.3%
Brunswick Corp.	1,028	64,610
Hasbro, Inc.	1,609	163,909
Mattel, Inc. (a)(b)	4,334	63,406
Polaris, Inc.	731	67,135
		359,060
Multiline Retail - 1.0%
Dollar General Corp.	3,301	506,406
Dollar Tree, Inc. (a)	3,007	261,819
Kohl's Corp.	2,011	85,970
Macy's, Inc.	3,931	62,699
Nordstrom, Inc.	1,387	51,125
Ollie's Bargain Outlet Holdings, Inc. (a)	663	35,166
		1,003,185
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	840	110,670
AutoNation, Inc. (a)	691	29,326
AutoZone, Inc. (a)	302	319,504
Best Buy Co., Inc.	2,869	242,976
Burlington Stores, Inc. (a)	833	181,153
CarMax, Inc. (a)	2,091	202,911
Carvana Co. Class A (a)	570	45,173
Dick's Sporting Goods, Inc.	811	35,871
Five Below, Inc. (a)	693	78,461
Floor & Decor Holdings, Inc. Class A (a)	864	42,604
Foot Locker, Inc.	1,355	51,449
Gap, Inc.	2,776	48,330
L Brands, Inc.	2,911	67,419
O'Reilly Automotive, Inc. (a)	949	385,389
Penske Automotive Group, Inc.	438	20,573
Tiffany & Co., Inc.	1,538	206,123
Tractor Supply Co.	1,515	140,819
Ulta Beauty, Inc. (a)	718	192,359
Urban Outfitters, Inc. (a)	857	21,939
Williams-Sonoma, Inc.	1,000	70,080
		2,493,129
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	1,806	54,108
Carter's, Inc.	549	58,232
Columbia Sportswear Co.	385	36,159
Hanesbrands, Inc.	4,564	62,801
lululemon athletica, Inc. (a)	1,504	360,043
PVH Corp.	932	81,242
Ralph Lauren Corp.	624	70,824
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,670	62,441
Tapestry, Inc.	3,501	90,221
Under Armour, Inc.:
Class A (sub. vtg.) (a)	2,324	46,898
Class C (non-vtg.) (a)	2,560	45,978
		968,947

TOTAL CONSUMER DISCRETIONARY		11,201,889

CONSUMER STAPLES - 4.0%
Beverages - 0.3%
Brown-Forman Corp.:
Class A	636	40,876
Class B (non-vtg.)	2,129	144,006
Molson Coors Beverage Co. Class B	2,223	123,554
		308,436
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	468	75,282
Grocery Outlet Holding Corp.	413	13,522
Kroger Co.	10,134	272,199
Sprouts Farmers Market LLC (a)	1,468	22,945
U.S. Foods Holding Corp. (a)	2,766	111,110
		495,058
Food Products - 2.6%
Archer Daniels Midland Co.	7,102	317,886
Beyond Meat, Inc. (b)	600	66,252
Bunge Ltd.	1,747	91,595
Campbell Soup Co.	2,135	103,313
Conagra Brands, Inc.	6,148	202,392
Flowers Foods, Inc.	2,457	52,899
Hormel Foods Corp.	3,539	167,253
Ingredion, Inc.	848	74,624
Kellogg Co.	3,135	213,838
Lamb Weston Holdings, Inc.	1,861	169,928
McCormick & Co., Inc. (non-vtg.)	1,562	255,184
Pilgrim's Pride Corp. (a)	665	17,323
Post Holdings, Inc. (a)	824	86,166
Seaboard Corp.	3	11,567
The Hain Celestial Group, Inc. (a)	1,051	25,445
The Hershey Co.	1,838	285,202
The J.M. Smucker Co.	1,396	144,640
TreeHouse Foods, Inc. (a)	716	31,934
Tyson Foods, Inc. Class A	3,660	302,426
		2,619,867
Household Products - 0.5%
Church & Dwight Co., Inc.	3,137	232,828
Clorox Co.	1,605	252,483
Energizer Holdings, Inc.	803	37,147
Spectrum Brands Holdings, Inc.	529	32,486
		554,944
Personal Products - 0.1%
Coty, Inc. Class A	3,648	37,428
Herbalife Nutrition Ltd. (a)	1,273	49,456
Nu Skin Enterprises, Inc. Class A	685	22,324
		109,208

TOTAL CONSUMER STAPLES		4,087,513

ENERGY - 3.5%
Energy Equipment & Services - 0.7%
Apergy Corp. (a)	1,005	25,989
Baker Hughes, A GE Co. Class A	8,267	179,063
Halliburton Co.	11,097	242,026
Helmerich & Payne, Inc.	1,359	55,107
National Oilwell Varco, Inc.	4,921	101,422
Patterson-UTI Energy, Inc.	2,378	18,881
Transocean Ltd. (United States) (a)	7,309	33,329
		655,817
Oil, Gas & Consumable Fuels - 2.8%
Antero Midstream GP LP	3,200	16,128
Antero Resources Corp. (a)	3,129	5,789
Apache Corp.	4,783	131,246
Cabot Oil & Gas Corp.	5,131	72,296
Centennial Resource Development, Inc. Class A (a)	2,361	7,697
Cheniere Energy, Inc. (a)	2,931	173,632
Chesapeake Energy Corp. (a)	16,076	8,228
Cimarex Energy Co.	1,273	55,872
Concho Resources, Inc.	2,526	191,420
Continental Resources, Inc.	1,091	29,697
Devon Energy Corp.	4,893	106,276
Diamondback Energy, Inc.	2,040	151,776
EQT Corp.	3,175	19,209
Equitrans Midstream Corp.	2,545	24,610
Hess Corp.	3,416	193,243
HollyFrontier Corp.	1,904	85,528
Kosmos Energy Ltd.	4,577	23,388
Marathon Oil Corp.	10,254	116,588
Murphy Oil Corp.	1,881	39,426
Noble Energy, Inc.	6,036	119,332
ONEOK, Inc.	5,245	392,693
Parsley Energy, Inc. Class A	3,771	62,749
PBF Energy, Inc. Class A	1,526	41,660
Pioneer Natural Resources Co.	2,102	283,770
Range Resources Corp.	2,545	7,635
Targa Resources Corp.	2,920	106,580
The Williams Companies, Inc.	15,497	320,633
WPX Energy, Inc. (a)	5,248	62,714
		2,849,815

TOTAL ENERGY		3,505,632

FINANCIALS - 12.7%
Banks - 3.5%
Associated Banc-Corp.	1,971	39,282
Bank of Hawaii Corp.	501	44,890
Bank OZK	1,570	42,673
BankUnited, Inc.	1,209	39,897
BOK Financial Corp.	418	32,980
CIT Group, Inc.	1,212	55,401
Citizens Financial Group, Inc.	5,518	205,711
Comerica, Inc.	1,820	111,311
Commerce Bancshares, Inc.	1,297	87,755
Cullen/Frost Bankers, Inc.	727	64,819
East West Bancorp, Inc.	1,845	84,575
Fifth Third Bancorp	9,027	256,818
First Citizens Bancshares, Inc.	88	46,360
First Hawaiian, Inc.	1,673	48,617
First Horizon National Corp.	3,944	63,104
First Republic Bank	2,114	234,400
FNB Corp., Pennsylvania	4,185	48,839
Huntington Bancshares, Inc.	13,054	177,143
KeyCorp	12,489	233,669
M&T Bank Corp.	1,675	282,271
PacWest Bancorp	1,534	53,767
Peoples United Financial, Inc.	5,619	86,645
Pinnacle Financial Partners, Inc.	959	56,639
Popular, Inc.	1,206	67,488
Prosperity Bancshares, Inc.	1,159	81,362
Regions Financial Corp.	12,275	191,122
Signature Bank	675	95,776
Sterling Bancorp	2,552	51,040
SVB Financial Group (a)	661	158,858
Synovus Financial Corp.	1,791	62,721
TCF Financial Corp.	1,917	81,051
Texas Capital Bancshares, Inc. (a)	644	35,394
Umpqua Holdings Corp.	2,817	47,607
Webster Financial Corp.	1,163	52,172
Western Alliance Bancorp.	1,203	66,442
Wintrust Financial Corp.	710	44,929
Zions Bancorp NA	2,129	96,848
		3,530,376
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	617	49,267
Ameriprise Financial, Inc.	1,616	267,303
BGC Partners, Inc. Class A	3,789	21,863
Cboe Global Markets, Inc.	1,409	173,617
E*TRADE Financial Corp.	2,887	123,044
Eaton Vance Corp. (non-vtg.)	1,396	63,867
Evercore, Inc. Class A	494	37,850
FactSet Research Systems, Inc.	476	136,188
Franklin Resources, Inc.	3,504	88,651
Interactive Brokers Group, Inc.	940	44,180
Invesco Ltd.	4,846	83,836
Janus Henderson Group PLC	1,987	50,211
Lazard Ltd. Class A	1,285	53,919
Legg Mason, Inc.	1,086	42,517
LPL Financial	1,027	94,618
MarketAxess Holdings, Inc.	468	165,756
Morningstar, Inc.	251	39,379
MSCI, Inc.	1,049	299,804
Northern Trust Corp.	2,479	242,471
Raymond James Financial, Inc.	1,583	144,734
SEI Investments Co.	1,615	105,395
State Street Corp.	4,618	349,259
T. Rowe Price Group, Inc.	2,905	387,905
The NASDAQ OMX Group, Inc.	1,457	169,682
Virtu Financial, Inc. Class A	638	10,648
		3,245,964
Consumer Finance - 0.9%
Ally Financial, Inc.	4,856	155,538
Credit Acceptance Corp. (a)	134	57,483
Discover Financial Services	3,993	299,994
Navient Corp.	2,465	35,447
OneMain Holdings, Inc.	822	34,828
Santander Consumer U.S.A. Holdings, Inc.	1,304	34,712
SLM Corp.	5,364	58,575
Synchrony Financial	8,224	266,540
		943,117
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	5,279	126,802
Jefferies Financial Group, Inc.	3,390	73,360
Voya Financial, Inc.	1,716	102,497
		302,659
Insurance - 4.0%
Alleghany Corp. (a)	178	141,983
American Financial Group, Inc.	936	101,827
American National Insurance Co.	93	10,245
Arch Capital Group Ltd. (a)	4,871	215,103
Arthur J. Gallagher & Co.	2,340	240,014
Assurant, Inc.	771	100,662
Assured Guaranty Ltd.	1,177	53,954
Athene Holding Ltd. (a)	1,821	79,323
Axis Capital Holdings Ltd.	1,045	67,141
Brighthouse Financial, Inc. (a)	1,379	53,643
Brown & Brown, Inc.	2,989	134,206
Cincinnati Financial Corp.	1,938	203,393
CNA Financial Corp.	354	15,799
Erie Indemnity Co. Class A	315	52,448
Everest Re Group Ltd.	513	141,880
First American Financial Corp.	1,391	86,214
FNF Group	3,348	163,215
Globe Life, Inc.	1,361	141,898
Hanover Insurance Group, Inc.	498	69,013
Hartford Financial Services Group, Inc.	4,582	271,621
Kemper Corp.	806	59,983
Lincoln National Corp.	2,550	138,924
Loews Corp.	3,266	168,036
Markel Corp. (a)	173	202,924
Mercury General Corp.	350	17,182
Old Republic International Corp.	3,565	80,391
Primerica, Inc.	521	61,770
Principal Financial Group, Inc.	3,509	185,802
Reinsurance Group of America, Inc.	798	114,952
RenaissanceRe Holdings Ltd.	556	105,329
Unum Group	2,625	70,061
W.R. Berkley Corp.	1,835	134,928
White Mountains Insurance Group Ltd.	39	43,572
Willis Group Holdings PLC	1,641	346,727
		4,074,163
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	6,897	128,215
Annaly Capital Management, Inc.	18,229	177,915
Chimera Investment Corp.	2,410	51,092
MFA Financial, Inc.	5,632	43,930
New Residential Investment Corp.	5,289	88,538
Starwood Property Trust, Inc.	3,434	88,116
Two Harbors Investment Corp.	3,432	52,372
		630,178
Thrifts & Mortgage Finance - 0.2%
LendingTree, Inc. (a)	97	30,186
MGIC Investment Corp.	4,436	61,172
New York Community Bancorp, Inc.	5,722	63,285
TFS Financial Corp.	619	12,646
		167,289

TOTAL FINANCIALS		12,893,746

HEALTH CARE - 10.2%
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)	757	36,889
Alkermes PLC (a)	1,997	34,768
Alnylam Pharmaceuticals, Inc. (a)	1,349	154,852
BioMarin Pharmaceutical, Inc. (a)	2,272	189,712
bluebird bio, Inc. (a)	704	56,102
Exact Sciences Corp. (a)	1,784	166,412
Exelixis, Inc. (a)	3,785	65,102
Incyte Corp. (a)	2,268	165,723
Ionis Pharmaceuticals, Inc. (a)	1,632	95,178
Moderna, Inc. (a)	2,608	53,490
Neurocrine Biosciences, Inc. (a)	1,155	115,592
Sage Therapeutics, Inc. (a)	651	43,148
Sarepta Therapeutics, Inc. (a)	895	103,784
Seattle Genetics, Inc. (a)	1,465	158,791
United Therapeutics Corp. (a)	545	53,230
		1,492,773
Health Care Equipment & Supplies - 3.4%
Abiomed, Inc. (a)	566	105,440
Align Technology, Inc. (a)	992	255,043
Cantel Medical Corp.	478	31,099
Dentsply Sirona, Inc.	2,845	159,320
DexCom, Inc. (a)	1,151	277,103
Envista Holdings Corp. (a)	1,821	53,883
Hill-Rom Holdings, Inc.	856	91,155
Hologic, Inc. (a)	3,386	181,219
ICU Medical, Inc. (a)	243	44,340
IDEXX Laboratories, Inc. (a)	1,083	293,504
Insulet Corp. (a)	755	146,500
Integra LifeSciences Holdings Corp. (a)	899	49,481
Masimo Corp. (a)	600	102,360
Penumbra, Inc. (a)	398	69,833
ResMed, Inc.	1,810	287,736
STERIS PLC	1,066	160,636
Teleflex, Inc.	588	218,448
The Cooper Companies, Inc.	620	215,072
Varian Medical Systems, Inc. (a)	1,155	162,358
West Pharmaceutical Services, Inc.	934	145,657
Zimmer Biomet Holdings, Inc.	2,610	386,019
		3,436,206
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)	1,107	35,568
AmerisourceBergen Corp.	1,929	165,045
Cardinal Health, Inc.	3,725	190,757
Centene Corp. (a)	7,372	463,035
Chemed Corp.	197	92,007
Covetrus, Inc. (a)	1,223	15,043
DaVita HealthCare Partners, Inc. (a)	1,262	100,796
Encompass Health Corp.	1,253	96,519
Guardant Health, Inc. (a)	466	35,435
Henry Schein, Inc. (a)	1,863	128,435
Laboratory Corp. of America Holdings (a)	1,231	215,917
McKesson Corp.	2,292	326,862
MEDNAX, Inc. (a)	1,051	24,247
Molina Healthcare, Inc. (a)	794	97,638
Premier, Inc. (a)	777	27,016
Quest Diagnostics, Inc.	1,705	188,692
Universal Health Services, Inc. Class B	997	136,699
		2,339,711
Health Care Technology - 0.5%
Cerner Corp.	3,986	286,314
Change Healthcare, Inc.	612	9,498
Veeva Systems, Inc. Class A (a)	1,668	244,545
		540,357
Life Sciences Tools & Services - 1.8%
Adaptive Biotechnologies Corp.	200	5,981
Agilent Technologies, Inc.	3,956	326,607
Avantor, Inc.	4,001	73,898
Bio-Rad Laboratories, Inc. Class A (a)	271	97,809
Bio-Techne Corp.	478	100,366
Bruker Corp.	1,291	63,866
Charles River Laboratories International, Inc. (a)	615	95,067
IQVIA Holdings, Inc. (a)	2,254	349,934
Mettler-Toledo International, Inc. (a)	306	231,697
PerkinElmer, Inc.	1,406	130,027
PRA Health Sciences, Inc. (a)	794	80,440
QIAGEN NV (a)	2,819	95,226
Waters Corp. (a)	811	181,494
		1,832,412
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	1,846	112,791
Elanco Animal Health, Inc. (a)	5,052	156,107
Horizon Pharma PLC (a)	2,352	81,120
Jazz Pharmaceuticals PLC (a)	704	100,918
Mylan NV (a)	6,553	140,365
Nektar Therapeutics (a)	2,121	42,187
Perrigo Co. PLC	1,608	91,720
		725,208

TOTAL HEALTH CARE		10,366,667

INDUSTRIALS - 13.9%
Aerospace & Defense - 2.0%
Arconic, Inc.	4,891	146,485
BWX Technologies, Inc.	1,204	76,562
Curtiss-Wright Corp.	544	79,114
Harris Corp.	2,814	622,823
HEICO Corp.	515	63,051
HEICO Corp. Class A	949	91,246
Hexcel Corp.	1,082	80,306
Huntington Ingalls Industries, Inc.	509	132,849
Spirit AeroSystems Holdings, Inc. Class A	1,307	85,373
Teledyne Technologies, Inc. (a)	455	166,102
Textron, Inc.	2,935	134,805
TransDigm Group, Inc.	627	403,337
		2,082,053
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	1,720	124,218
Expeditors International of Washington, Inc.	2,189	159,885
XPO Logistics, Inc. (a)	1,169	103,947
		388,050
Airlines - 0.6%
Alaska Air Group, Inc.	1,529	98,758
American Airlines Group, Inc.	5,017	134,656
Copa Holdings SA Class A	398	38,988
JetBlue Airways Corp. (a)	3,687	73,113
United Continental Holdings, Inc. (a)	2,945	220,286
		565,801
Building Products - 0.8%
A.O. Smith Corp.	1,722	73,512
Allegion PLC	1,183	152,986
Armstrong World Industries, Inc.	622	62,405
Fortune Brands Home & Security, Inc.	1,780	122,304
Lennox International, Inc.	448	104,375
Masco Corp.	3,634	172,688
Owens Corning	1,361	82,327
Resideo Technologies, Inc. (a)	1,594	16,227
		786,824
Commercial Services & Supplies - 1.1%
ADT, Inc.	1,369	8,488
Cintas Corp.	1,065	297,103
Clean Harbors, Inc. (a)	659	54,183
Copart, Inc. (a)	2,556	259,332
IAA Spinco, Inc. (a)	1,691	79,917
KAR Auction Services, Inc.	1,648	34,641
Republic Services, Inc.	2,713	257,871
Rollins, Inc.	1,811	68,727
Stericycle, Inc. (a)	1,131	70,891
		1,131,153
Construction & Engineering - 0.4%
AECOM (a)	1,987	95,833
Fluor Corp.	1,761	31,504
Jacobs Engineering Group, Inc.	1,677	155,173
Quanta Services, Inc.	1,790	70,079
Valmont Industries, Inc.	268	38,072
		390,661
Electrical Equipment - 0.9%
Acuity Brands, Inc.	502	59,171
AMETEK, Inc.	2,897	281,444
GrafTech International Ltd.	771	8,273
Hubbell, Inc. Class B	692	99,115
nVent Electric PLC	1,911	47,584
Regal Beloit Corp.	515	40,407
Rockwell Automation, Inc.	1,465	280,782
Sensata Technologies, Inc. PLC (a)	1,994	94,256
		911,032
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	716	111,861
Machinery - 4.1%
AGCO Corp.	802	56,252
Allison Transmission Holdings, Inc.	1,396	61,703
Colfax Corp. (a)	1,180	41,489
Crane Co.	638	54,523
Cummins, Inc.	1,908	305,223
Donaldson Co., Inc.	1,596	82,753
Dover Corp.	1,846	210,167
Flowserve Corp.	1,664	77,676
Fortive Corp.	3,761	281,812
Gardner Denver Holdings, Inc. (a)	1,666	58,826
Gates Industrial Corp. PLC (a)	561	6,996
Graco, Inc.	2,098	111,509
IDEX Corp.	964	157,951
Ingersoll-Rand PLC	3,063	408,083
ITT, Inc.	1,110	74,459
Lincoln Electric Holdings, Inc.	744	66,350
Middleby Corp. (a)	701	78,624
Nordson Corp.	731	123,437
Oshkosh Corp.	861	74,080
PACCAR, Inc.	4,319	320,513
Parker Hannifin Corp.	1,634	319,757
Pentair PLC	2,116	90,840
Snap-On, Inc.	694	110,783
Stanley Black & Decker, Inc.	1,933	307,985
Timken Co.	845	44,388
Toro Co.	1,347	107,787
Trinity Industries, Inc.	1,267	25,758
WABCO Holdings, Inc. (a)	647	87,766
Westinghouse Air Brake Co.	2,290	169,139
Woodward, Inc.	703	81,766
Xylem, Inc.	2,275	185,777
		4,184,172
Marine - 0.1%
Kirby Corp. (a)	752	55,114
Professional Services - 1.7%
CoStar Group, Inc. (a)	458	299,069
Equifax, Inc.	1,531	229,497
IHS Markit Ltd.	5,043	397,691
Manpower, Inc.	742	67,886
Nielsen Holdings PLC	4,505	91,902
Robert Half International, Inc.	1,449	84,288
TransUnion Holding Co., Inc.	2,380	218,246
Verisk Analytics, Inc.	2,034	330,464
		1,719,043
Road & Rail - 0.8%
AMERCO	112	41,582
J.B. Hunt Transport Services, Inc.	1,088	117,428
Kansas City Southern	1,255	211,706
Knight-Swift Transportation Holdings, Inc. Class A	1,556	57,696
Landstar System, Inc.	497	55,043
Lyft, Inc.	2,430	115,376
Old Dominion Freight Lines, Inc.	829	162,675
Ryder System, Inc.	654	31,209
Schneider National, Inc. Class B	720	16,034
		808,749
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	1,333	57,239
Fastenal Co.	7,283	254,031
HD Supply Holdings, Inc. (a)	2,095	85,350
MSC Industrial Direct Co., Inc. Class A	549	37,370
United Rentals, Inc. (a)	958	129,991
Univar, Inc. (a)	2,138	46,074
W.W. Grainger, Inc.	550	166,469
Watsco, Inc.	409	71,133
WESCO International, Inc. (a)	546	26,432
		874,089
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	925	40,802

TOTAL INDUSTRIALS		14,049,404

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	755	168,622
Ciena Corp. (a)	1,964	79,876
CommScope Holding Co., Inc. (a)	2,407	29,329
EchoStar Holding Corp. Class A (a)	636	25,380
F5 Networks, Inc. (a)	779	95,131
Juniper Networks, Inc.	4,260	97,724
Motorola Solutions, Inc.	2,182	386,214
Ubiquiti, Inc.	107	17,486
ViaSat, Inc. (a)	719	45,764
		945,526
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	3,716	369,631
Arrow Electronics, Inc. (a)	1,034	78,522
Avnet, Inc.	1,278	46,634
CDW Corp.	1,812	236,375
Cognex Corp.	2,087	106,374
Coherent, Inc. (a)	303	42,853
Corning, Inc.	9,639	257,265
Dolby Laboratories, Inc. Class A	793	54,987
FLIR Systems, Inc.	1,722	88,752
IPG Photonics Corp. (a)	450	57,452
Jabil, Inc.	1,899	73,852
Keysight Technologies, Inc. (a)	2,386	221,874
Littelfuse, Inc.	303	53,604
National Instruments Corp.	1,650	73,640
SYNNEX Corp.	523	72,048
Trimble, Inc. (a)	3,209	136,447
Zebra Technologies Corp. Class A (a)	680	162,534
		2,132,844
IT Services - 5.6%
Akamai Technologies, Inc. (a)	2,014	188,007
Alliance Data Systems Corp.	513	52,731
Amdocs Ltd.	1,714	123,322
Black Knight, Inc. (a)	1,832	122,597
Booz Allen Hamilton Holding Corp. Class A	1,737	135,555
Broadridge Financial Solutions, Inc.	1,447	172,410
CACI International, Inc. Class A (a)	311	83,174
CoreLogic, Inc.	1,005	46,733
DXC Technology Co.	3,263	104,024
EPAM Systems, Inc. (a)	659	150,344
Euronet Worldwide, Inc. (a)	635	100,101
Fiserv, Inc. (a)	7,192	853,035
FleetCor Technologies, Inc. (a)	1,087	342,655
Gartner, Inc. (a)	1,115	179,270
Genpact Ltd.	2,380	105,363
Global Payments, Inc.	3,801	742,905
GoDaddy, Inc. (a)	2,178	146,383
Jack Henry & Associates, Inc.	978	146,250
Leidos Holdings, Inc.	1,699	170,699
MongoDB, Inc. Class A (a)	529	86,708
Okta, Inc. (a)	1,333	170,691
Paychex, Inc.	4,082	350,113
Sabre Corp.	3,479	74,938
Square, Inc. (a)	4,372	326,545
Switch, Inc. Class A	744	11,904
The Western Union Co.	5,332	143,431
Twilio, Inc. Class A (a)	1,564	194,468
VeriSign, Inc. (a)	1,321	274,953
WEX, Inc. (a)	548	118,872
		5,718,181
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	13,144	617,768
Cree, Inc. (a)	1,369	63,645
Cypress Semiconductor Corp.	4,679	109,161
Entegris, Inc.	1,714	88,717
First Solar, Inc. (a)	1,049	52,009
KLA-Tencor Corp.	2,031	336,618
Lam Research Corp.	1,840	548,706
Marvell Technology Group Ltd.	8,439	202,874
Maxim Integrated Products, Inc.	3,455	207,715
Microchip Technology, Inc.	2,965	289,028
MKS Instruments, Inc.	685	71,802
Monolithic Power Systems, Inc.	533	91,234
ON Semiconductor Corp. (a)	5,197	120,311
Qorvo, Inc. (a)	1,475	156,144
Skyworks Solutions, Inc.	2,163	244,743
Teradyne, Inc.	2,124	140,163
Universal Display Corp.	541	95,308
Xilinx, Inc.	3,241	273,800
		3,709,746
Software - 5.3%
2U, Inc. (a)	695	13,768
Alteryx, Inc. Class A (a)	575	80,195
Anaplan, Inc. (a)	1,081	62,255
ANSYS, Inc. (a)	1,067	292,710
Aspen Technology, Inc. (a)	869	103,394
Atlassian Corp. PLC (a)	1,493	219,471
Avalara, Inc. (a)	595	50,658
Cadence Design Systems, Inc. (a)	3,549	255,918
CDK Global, Inc.	1,543	82,828
Cerence, Inc. (a)	450	9,608
Ceridian HCM Holding, Inc. (a)	1,187	86,995
Citrix Systems, Inc.	1,579	191,406
Coupa Software, Inc. (a)	797	128,437
DocuSign, Inc. (a)	1,973	154,900
Dropbox, Inc. Class A (a)	2,689	45,767
Dynatrace, Inc.	808	25,298
Elastic NV (a)	575	37,306
Fair Isaac Corp. (a)	361	145,259
FireEye, Inc. (a)	2,539	40,573
Fortinet, Inc. (a)	1,826	210,647
Guidewire Software, Inc. (a)	1,054	118,575
HubSpot, Inc. (a)	516	93,365
LogMeIn, Inc.	616	52,958
Manhattan Associates, Inc. (a)	810	69,223
Medallia, Inc.	200	5,644
New Relic, Inc. (a)	633	41,784
Nortonlifelock, Inc.	7,364	209,285
Nuance Communications, Inc. (a)	3,614	68,377
Nutanix, Inc. Class A (a)	2,148	69,746
Pagerduty, Inc.	522	12,173
Palo Alto Networks, Inc. (a)	1,209	283,849
Parametric Technology Corp. (a)	1,325	110,134
Paycom Software, Inc. (a)	626	199,168
Paylocity Holding Corp. (a)	436	61,864
Pegasystems, Inc.	486	41,898
Pluralsight, Inc. (a)	785	15,221
Proofpoint, Inc. (a)	706	86,704
RealPage, Inc. (a)	1,003	58,525
RingCentral, Inc. (a)	946	194,479
Smartsheet, Inc. (a)	1,113	53,958
SolarWinds, Inc. (a)	548	10,368
Splunk, Inc. (a)	1,966	305,241
SS&C Technologies Holdings, Inc.	2,816	177,436
Synopsys, Inc. (a)	1,902	280,564
Teradata Corp. (a)	1,429	34,782
The Trade Desk, Inc. (a)	499	134,321
Tyler Technologies, Inc. (a)	488	157,956
Zendesk, Inc. (a)	1,409	121,738
Zscaler, Inc. (a)	808	45,321
		5,352,050
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	16,638	231,767
NCR Corp. (a)	1,608	54,222
NetApp, Inc.	3,046	162,656
Pure Storage, Inc. Class A (a)	2,926	52,083
Western Digital Corp.	3,784	247,852
Xerox Holdings Corp.	2,279	81,064
		829,644

TOTAL INFORMATION TECHNOLOGY		18,687,991

MATERIALS - 4.9%
Chemicals - 1.8%
Albemarle Corp. U.S.	1,343	107,816
Ashland Global Holdings, Inc.	769	56,891
Axalta Coating Systems Ltd. (a)	2,618	75,425
Cabot Corp.	709	28,254
Celanese Corp. Class A	1,536	158,976
CF Industries Holdings, Inc.	2,783	112,099
Corteva, Inc.	9,563	276,562
Eastman Chemical Co.	1,749	124,651
Element Solutions, Inc. (a)	2,824	33,041
FMC Corp.	1,649	157,628
Huntsman Corp.	2,751	56,561
International Flavors & Fragrances, Inc. (b)	1,360	178,310
NewMarket Corp.	87	38,247
Olin Corp.	2,006	29,829
RPM International, Inc.	1,636	116,761
The Chemours Co. LLC	2,061	28,586
The Mosaic Co.	4,415	87,594
The Scotts Miracle-Gro Co. Class A	504	61,861
Valvoline, Inc.	2,377	50,107
W.R. Grace & Co.	721	48,567
Westlake Chemical Corp.	445	27,234
		1,855,000
Construction Materials - 0.5%
Eagle Materials, Inc.	532	48,502
Martin Marietta Materials, Inc.	794	209,457
Vulcan Materials Co.	1,673	236,947
		494,906
Containers & Packaging - 1.4%
Aptargroup, Inc.	810	93,563
Ardagh Group SA	232	4,427
Avery Dennison Corp.	1,057	138,721
Ball Corp.	4,113	296,876
Berry Global Group, Inc. (a)	1,672	71,093
Crown Holdings, Inc. (a)	1,662	123,038
Graphic Packaging Holding Co.	3,680	57,518
International Paper Co.	4,989	203,152
O-I Glass, Inc.	1,951	24,622
Packaging Corp. of America	1,185	113,464
Sealed Air Corp.	1,963	69,687
Silgan Holdings, Inc.	974	30,058
Sonoco Products Co.	1,255	71,711
WestRock Co.	3,263	127,257
		1,425,187
Metals & Mining - 1.2%
Alcoa Corp. (a)	2,342	32,671
Freeport-McMoRan, Inc.	18,414	204,395
Newmont Corp.	10,416	469,345
Nucor Corp.	3,889	184,689
Reliance Steel & Aluminum Co.	830	95,284
Royal Gold, Inc.	833	96,062
Steel Dynamics, Inc.	2,614	78,106
United States Steel Corp. (b)	2,192	19,881
		1,180,433
Paper & Forest Products - 0.0%
Domtar Corp.	716	24,931

TOTAL MATERIALS		4,980,457

REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 9.3%
Alexandria Real Estate Equities, Inc.	1,448	236,314
American Campus Communities, Inc.	1,730	79,355
American Homes 4 Rent Class A	3,282	89,697
Americold Realty Trust	2,446	84,314
Apartment Investment & Management Co. Class A	1,871	98,620
Apple Hospitality (REIT), Inc.	2,622	39,382
AvalonBay Communities, Inc.	1,770	383,541
Boston Properties, Inc.	1,967	281,969
Brandywine Realty Trust (SBI)	2,269	35,442
Brixmor Property Group, Inc.	3,750	74,850
Brookfield Property REIT, Inc. Class A	844	15,580
Camden Property Trust (SBI)	1,190	133,792
Colony Capital, Inc.	6,132	28,636
Columbia Property Trust, Inc.	1,500	31,650
CoreSite Realty Corp.	473	55,554
Corporate Office Properties Trust (SBI)	1,434	42,690
Cousins Properties, Inc.	1,846	75,557
CubeSmart	2,430	76,958
CyrusOne, Inc.	1,425	86,711
Digital Realty Trust, Inc.	2,648	325,678
Douglas Emmett, Inc.	2,119	87,939
Duke Realty Corp.	4,682	170,003
Empire State Realty Trust, Inc.	1,931	26,184
EPR Properties	989	70,585
Equity Commonwealth	1,514	49,644
Equity Lifestyle Properties, Inc.	2,209	160,705
Equity Residential (SBI)	4,648	386,156
Essex Property Trust, Inc.	833	258,030
Extra Space Storage, Inc.	1,600	177,088
Federal Realty Investment Trust (SBI)	951	118,894
Gaming & Leisure Properties	2,562	121,067
HCP, Inc.	6,263	225,405
Healthcare Trust of America, Inc.	2,617	83,823
Highwoods Properties, Inc. (SBI)	1,307	65,494
Hospitality Properties Trust (SBI)	2,082	44,930
Host Hotels & Resorts, Inc.	9,066	148,138
Hudson Pacific Properties, Inc.	1,935	70,318
Invitation Homes, Inc.	6,803	214,090
Iron Mountain, Inc.	3,610	114,112
JBG SMITH Properties	1,553	62,974
Kilroy Realty Corp.	1,318	108,827
Kimco Realty Corp.	5,157	98,241
Lamar Advertising Co. Class A	1,076	99,864
Liberty Property Trust (SBI)	1,987	124,486
Life Storage, Inc.	594	67,229
Medical Properties Trust, Inc.	6,552	145,127
Mid-America Apartment Communities, Inc.	1,444	198,131
National Retail Properties, Inc.	2,188	122,528
Omega Healthcare Investors, Inc.	2,769	116,160
Outfront Media, Inc.	1,828	54,365
Paramount Group, Inc.	2,484	34,925
Park Hotels & Resorts, Inc.	3,061	67,158
Rayonier, Inc.	1,636	49,702
Realty Income Corp.	4,154	325,715
Regency Centers Corp.	2,126	131,897
Retail Properties America, Inc.	2,747	33,376
SBA Communications Corp. Class A	1,427	356,122
SITE Centers Corp.	1,891	24,035
SL Green Realty Corp.	1,012	93,144
Spirit Realty Capital, Inc.	1,253	66,133
Store Capital Corp.	2,738	107,467
Sun Communities, Inc.	1,151	186,658
Taubman Centers, Inc.	728	19,234
The Macerich Co. (b)	1,813	40,448
UDR, Inc.	3,701	177,315
Ventas, Inc.	4,740	274,256
VEREIT, Inc.	13,651	133,234
VICI Properties, Inc.	5,866	157,209
Vornado Realty Trust	2,208	145,220
Weingarten Realty Investors (SBI)	1,534	44,639
Welltower, Inc.	5,156	437,796
Weyerhaeuser Co.	9,491	274,764
WP Carey, Inc.	2,178	183,213
		9,430,487
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	4,264	260,317
Howard Hughes Corp. (a)	508	61,813
Jones Lang LaSalle, Inc.	656	111,402
		433,532

TOTAL REAL ESTATE		9,864,019

UTILITIES - 7.2%
Electric Utilities - 3.1%
Alliant Energy Corp.	3,060	181,642
Avangrid, Inc.	723	38,507
Edison International	4,453	340,877
Entergy Corp.	2,529	332,614
Evergy, Inc.	2,893	208,759
Eversource Energy	4,121	380,945
FirstEnergy Corp.	6,874	349,130
Hawaiian Electric Industries, Inc.	1,386	67,789
IDACORP, Inc.	644	72,250
OGE Energy Corp.	2,551	116,963
PG&E Corp. (a)	6,726	102,302
Pinnacle West Capital Corp.	1,435	140,185
PPL Corp.	9,201	332,984
Xcel Energy, Inc.	6,687	462,674
		3,127,621
Gas Utilities - 0.3%
Atmos Energy Corp.	1,492	174,609
National Fuel Gas Co.	1,044	45,090
UGI Corp.	2,640	109,798
		329,497
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	3,216	118,638
The AES Corp.	8,438	167,579
Vistra Energy Corp.	5,396	121,518
		407,735
Multi-Utilities - 2.9%
Ameren Corp.	3,115	255,586
CenterPoint Energy, Inc.	6,402	169,525
CMS Energy Corp.	3,601	246,705
Consolidated Edison, Inc.	4,237	398,278
DTE Energy Co.	2,361	313,092
MDU Resources Group, Inc.	2,546	75,387
NiSource, Inc.	4,745	139,076
Public Service Enterprise Group, Inc.	6,416	379,827
Sempra Energy	3,593	577,180
WEC Energy Group, Inc.	4,016	401,158
		2,955,814
Water Utilities - 0.5%
American Water Works Co., Inc.	2,297	312,851
Aqua America, Inc.	2,743	142,471
		455,322

TOTAL UTILITIES		7,275,989

TOTAL COMMON STOCKS
(Cost $90,110,197)		101,170,569

Money Market Funds - 0.9%
Fidelity Cash Central Fund 1.58% (c)	460,587	460,679
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	440,454	440,498
TOTAL MONEY MARKET FUNDS
(Cost $901,177)		901,177
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $91,011,374)		102,071,746
NET OTHER ASSETS (LIABILITIES) - (0.7)%(e)		(681,870)
NET ASSETS - 100%		$101,389,876

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	March 2020	$200,700	$(4,261)	$(4,261)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $7,900 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,403
Fidelity Securities Lending Cash Central Fund	6,046
Total	$11,449

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.